GMO Emerging Markets ex-China Fund Expense Example - GMO Emerging Markets ex-China Fund	Feb. 28, 2026 USD ($)
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	1,372
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,293
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,246
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,220
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	1,174
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	1,372
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	$ 1,542